Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Supplemental Cash Flow Disclosures

NOTE 16 SUPPLEMENTAL CASH FLOW DISCLOSURES

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Interest paid	$42,904	$44,048	$55,580
Income taxes paid (refunded)	$157,778	$(58,609)	$(54,469)

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards. In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Common Shares withheld	606,582	92,846	120,250

Aggregate value of Common Shares withheld	$25,179	$3,604	$5,952

Cash receipts upon exercise of stock options	10,468	900	5,447
Cash disbursements for payment of taxes	(4,684)	(3,105)	(3,512)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$5,784	$(2,205)	$1,935

On September 27, 2012, the FCC conducted a single round, sealed bid, reverse auction to award up to $300 million in one-time Mobility Fund Phase I support to successful bidders that commit to provide 3G, or better, wireless service in areas designated as unserved by the FCC.  This auction was designated by the FCC as Auction 901. U.S. Cellular and several of its wholly-owned subsidiaries participated in Auction 901 and were winning bidders in eligible areas within 10 states and will receive up to $40.1 million in one-time support from the Mobility Fund. These funds will reduce the carrying amount of the assets to which they relate or will offset operating expenses. U.S. Cellular has received $13.4 million in support funds as of December 31, 2013, of which $10.3 million is included as a component of Other assets and deferred charges in the Consolidated Balance Sheet and $3.1 million reduced the carrying amount of the assets to which they relate, which are included in Property, plant and equipment in the Consolidated Balance Sheet.

On June 25, 2013, U.S. Cellular paid a special cash dividend of $5.75 per share, for an aggregate amount of $482.3 million, to all holders of U.S. Cellular Common Shares and Series A Common Shares as of June 11, 2013.